Common Stock and Stockholders' Deficit - RSU Activity (Details) - RSUs - $ / shares	3 Months Ended	9 Months Ended
	Jul. 02, 2021	Sep. 30, 2021
Number of Shares
Beginning balance (in shares)		0
RSUs granted (in shares)	62,844	209,000
RSUs vested (in shares)		0
RSUs forfeited (in shares)		0
Ending balance (in shares)		209,000
Weighted Average Grant Date Fair Value
Beginning balance (in USD per share)		$ 0
RSUs granted (in USD per share)		23.45
RSUs vested (in USD per share)		0
RSUs forfeited (in USD per share)		0
Ending balance (in USD per share)		$ 23.45